Investment Portfolioas of December 31, 2023 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 89.1%
Communication Services 3.6%
Diversified Telecommunication Services 2.0%
IDT Corp. "B"*	200,000	6,818,000
Iridium Communications, Inc.	150,000	6,174,000
Liberty Latin America Ltd. "C"*	200,000	1,468,000
		14,460,000
Interactive Media & Services 0.8%
Ziff Davis, Inc.*	80,000	5,375,200
Media 0.8%
Thryv Holdings, Inc.*	275,000	5,596,250
Consumer Discretionary 8.4%
Automobile Components 0.3%
Linamar Corp.	50,000	2,415,758
Diversified Consumer Services 3.6%
Stride, Inc.*	425,000	25,232,250
Hotels, Restaurants & Leisure 1.5%
International Game Technology PLC	250,000	6,852,500
Papa John's International, Inc.	55,000	4,192,650
		11,045,150
Household Durables 2.2%
Installed Building Products, Inc.	55,000	10,055,100
LGI Homes, Inc.*	20,000	2,663,200
Meritage Homes Corp.	16,340	2,846,428
		15,564,728
Specialty Retail 0.8%
Camping World Holdings, Inc. "A"	210,000	5,514,600
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 2.1%
Sprouts Farmers Market, Inc.*	300,000	14,433,000
The Andersons, Inc.	14,231	818,852
		15,251,852
Food Products 1.5%
Cal-Maine Foods, Inc.	75,000	4,304,250
Post Holdings, Inc.*	70,000	6,164,200
		10,468,450
Personal Care Products 0.2%
Medifast, Inc.	18,270	1,228,109
Tobacco 1.0%
Vector Group Ltd.	600,000	6,768,000

Energy 7.9%
Energy Equipment & Services 1.1%
Liberty Energy, Inc.	250,000	4,535,000
Noble Corp. PLC	75,000	3,612,000
		8,147,000
Oil, Gas & Consumable Fuels 6.8%
Antero Resources Corp.*	250,000	5,670,000
California Resources Corp.	110,000	6,014,800
Civitas Resources, Inc.	75,000	5,128,500
Crescent Energy Co. "A" (a)	651,000	8,599,710
Kosmos Energy Ltd.*	500,000	3,355,000
Northern Oil and Gas, Inc.	100,000	3,707,000
PBF Energy, Inc. "A"	175,000	7,693,000
Peabody Energy Corp.	325,000	7,904,000
		48,072,010
Financials 14.0%
Banks 6.3%
Cadence Bank	172,500	5,104,275
First BanCorp.	475,000	7,813,750
Hancock Whitney Corp.	50,000	2,429,500
OFG Bancorp.	340,000	12,743,200
The Bancorp, Inc.*	350,000	13,496,000
UMB Financial Corp.	35,000	2,924,250
		44,510,975
Capital Markets 0.4%
Moelis & Co. "A"	50,000	2,806,500
Financial Services 6.2%
Cantaloupe, Inc.*	2,000,000	14,820,000
Essent Group Ltd.	220,000	11,602,800
EVERTEC, Inc.	220,000	9,006,800
Walker & Dunlop, Inc.	75,000	8,325,750
		43,755,350
Insurance 1.1%
Selective Insurance Group, Inc.	80,000	7,958,400
Health Care 14.0%
Biotechnology 0.4%
BioAtla, Inc.*	550,091	1,353,224
Travere Therapeutics, Inc.*	130,000	1,168,700
		2,521,924
Health Care Equipment & Supplies 1.5%
Beyond Air, Inc.* (a)	400,000	784,000
Lantheus Holdings, Inc.*	145,000	8,990,000
OraSure Technologies, Inc.*	150,000	1,230,000
		11,004,000
Health Care Providers & Services 7.4%
AMN Healthcare Services, Inc.*	50,000	3,744,000
Brookdale Senior Living, Inc.*	1,000,000	5,820,000
Cross Country Healthcare, Inc.*	600,000	13,584,000
ModivCare, Inc.*	57,226	2,517,372
Molina Healthcare, Inc.*	18,000	6,503,580
Option Care Health, Inc.*	225,000	7,580,250

Owens & Minor, Inc.*	200,000	3,854,000
RadNet, Inc.*	250,000	8,692,500
		52,295,702
Life Sciences Tools & Services 1.3%
Azenta, Inc.*	100,000	6,514,000
OmniAb, Inc.*	425,000	2,622,250
		9,136,250
Pharmaceuticals 3.4%
Avadel Pharmaceuticals PLC (ADR)* (a)	300,000	4,236,000
Axsome Therapeutics, Inc.* (a)	50,533	4,021,921
Ligand Pharmaceuticals, Inc.*	140,000	9,998,800
Pacira BioSciences, Inc.*	150,000	5,061,000
Verrica Pharmaceuticals, Inc.* (a)	85,438	625,406
		23,943,127
Industrials 13.8%
Aerospace & Defense 0.7%
Ducommun, Inc.*	95,000	4,945,700
Building Products 4.9%
AZEK Co., Inc.*	200,000	7,650,000
Builders FirstSource, Inc.*	115,000	19,198,100
Janus International Group, Inc.*	600,000	7,830,000
		34,678,100
Commercial Services & Supplies 0.5%
The Brink's Co.	39,000	3,430,050
Electrical Equipment 1.2%
Allient, Inc.	25,000	755,250
Atkore, Inc.*	30,000	4,800,000
Thermon Group Holdings, Inc.*	100,000	3,257,000
		8,812,250
Professional Services 2.1%
CBIZ, Inc.*	100,000	6,259,000
Mistras Group, Inc.*	156,100	1,142,652
Planet Labs PBC*	700,000	1,729,000
Science Applications International Corp.	46,100	5,731,152
		14,861,804
Trading Companies & Distributors 4.4%
H&E Equipment Services, Inc.	125,000	6,540,000
Rush Enterprises, Inc. "A"	350,000	17,605,000
Titan Machinery, Inc.*	242,269	6,996,729
		31,141,729
Information Technology 5.5%
Communications Equipment 0.7%
Calix, Inc.*	120,000	5,242,800
Electronic Equipment, Instruments & Components 0.2%
Benchmark Electronics, Inc.	44,075	1,218,233
IT Services 0.9%
Kyndryl Holdings, Inc.*	300,000	6,234,000

Semiconductors & Semiconductor Equipment 1.2%
Kulicke & Soffa Industries, Inc.	150,000	8,208,000
NVE Corp.	8,741	685,557
		8,893,557
Software 2.5%
Agilysys, Inc.*	115,000	9,754,300
Box, Inc. "A"*	275,000	7,042,750
Consensus Cloud Solutions, Inc.*	26,666	698,916
CoreCard Corp.*	19,005	262,839
		17,758,805
Materials 6.7%
Chemicals 0.3%
Huntsman Corp.	100,000	2,513,000
Metals & Mining 6.4%
Alpha Metallurgical Resources, Inc.	67,000	22,707,640
Arch Resources, Inc.	56,157	9,318,692
Cleveland-Cliffs, Inc.*	650,000	13,273,000
		45,299,332
Real Estate 5.8%
Health Care REITs 0.2%
Community Healthcare Trust, Inc.	65,000	1,731,600
Residential REITs 0.8%
Veris Residential, Inc.	343,847	5,408,713
Retail REITs 2.4%
Agree Realty Corp.	150,000	9,442,500
Phillips Edison & Co., Inc.	200,000	7,296,000
		16,738,500
Specialized REITs 2.4%
Farmland Partners, Inc. (a)	600,000	7,488,000
Four Corners Property Trust, Inc.	290,000	7,337,000
PotlatchDeltic Corp.	46,000	2,258,600
		17,083,600
Utilities 4.6%
Electric Utilities 4.2%
IDACORP, Inc.	100,000	9,832,000
PNM Resources, Inc.	300,000	12,480,000
Portland General Electric Co.	175,000	7,584,500
		29,896,500
Water Utilities 0.4%
American States Water Co.	30,000	2,412,600
Total Common Stocks (Cost $452,725,269)		631,372,458

Other Investments 0.0%
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
ION Geophysical Corp. Escrow * (b)	1,133,000	75,911

Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $828,281)		75,911

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.3%
Exchange-Traded Options
iShares Russell 2000 ETF, Expiration Date 1/19/2024, Strike Price $180.0	5,500 550,000	110,000
iShares Russell 2000 ETF, Expiration Date 6/21/2024, Strike Price $180.0	4,500 450,000	1,674,000
Total Put Options Purchased (Cost $10,118,366)		1,784,000

	Shares	Value ($)

Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (d) (e) (Cost $11,450,000)	11,450,000	11,450,000

Cash Equivalents 10.7%
DWS Central Cash Management Government Fund, 5.38% (d) (Cost $76,151,477)	76,151,477	76,151,477

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $551,273,393)	101.7	720,833,846
Other Assets and Liabilities, Net	(1.7)	(12,257,155)
Net Assets	100.0	708,576,691
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (d) (e)
12,787,794	—	1,337,794 (f)	—	—	8,110	—	11,450,000	11,450,000
Cash Equivalents 10.7%
DWS Central Cash Management Government Fund, 5.38% (d)
54,207,635	82,249,883	60,306,041	—	—	796,152	—	76,151,477	76,151,477
66,995,429	82,249,883	61,643,835	—	—	804,262	—	87,601,477	87,601,477

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $10,849,516, which is 1.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$631,372,458	$—	$—	$631,372,458
Other Investments (a)	—	—	75,911	75,911
Put Options Purchased	1,784,000	—	—	1,784,000
Short-Term Investments (a)	87,601,477	—	—	87,601,477
Total	$720,757,935	$—	$75,911	$720,833,846

(a)	See Investment Portfolio for additional detailed categorizations.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options
Equity Contracts	$(8,334,366)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH1
R-080548-2 (1/25)